Capital Shares	6 Months Ended
Dec. 31, 2024
Capital Shares [Abstarct]
Capital Shares
5.	Capital Shares

Preference Shares

We are authorized to issue 50,000,000 undesignated shares, par value of $0.0002 each. Our board of directors has the authority to determine the rights, preferences and designations of each series of preference shares to be issued including voting powers, dividend rights, conversion rights, and redemption/liquidation privileges, all as permitted by Bermuda law and our bye-laws. As of December 31, 2024, no series of preference shares has been designated by our board of directors and no preference shares have been issued.

Common Shares

We are authorized to issue 450,000,000 common shares, par value $0.0002 each and have designated two series of common shares whose rights are described below:

Class A Common Shares – we have designated and authorized 20,000,000 Class A Common Shares. Each Class A Common Share is entitled to 20 votes on all matters subject to a vote of shareholders and to such dividends as our board of directors may from time to time declare. Each Class A Common Share may be converted at any time into one (1) Class B Common Share. There are 9,400,000 Class A Common Shares issued and outstanding at December 31, 2024, 6,000,000 of which are owned by our CEO.

Class B Common Shares – we have designated authorized 430,000,000 Class B Common Shares. Each Class B Common Share is entitled to one (1) vote on all matters subject to a vote of shareholders. There are 4,475,000 Class B Common Shares issued and outstanding at December 31, 2024.

Sales of Shares

During the six months ended December 31, 2023, we conducted private placements of our Class B Common Shares and issued to investors 1,025,000 Class B Common Shares. This total was inclusive of 125,000 shares categorized as of June 30, 2023 as “to be issued”, the proceeds for which were received during the year ended June 30, 2023. The shares were subscribed at $1.00 per share. Gross proceeds received during the six-month period ended December 31, 2024 of $900,000 were reduced by $184,180 representing placement agent fees paid to Boustead Securities, LLC in accordance with the agreement disclosed in Note 4, resulting in net proceeds of $715,820. In addition, we issued five-year warrants to Boustead to purchase 71,750 Class B common shares at $1.00 per share. The shares issued to investors were the result of the following private placements:

a.	Private placements of Class B common shares with a number of investors under which we issued 525,000 shares at $1.00 per share.

b.	Private placements of units of securities, consisting of (i) one Class B common share and (ii) a three-year warrant to purchase 2.5 Class B common shares (the “Units”), with three investors under which we issued 500,000 Units at $1.00 per Unit for gross proceeds of $500,000 along with three-year warrants to purchase 1,250,000 Class B common shares at $1.00 per share.

The Class B Common Shares are subject to certain lockup provisions until 180 days after the commencement of trading of our Class B Common Shares, subject to certain exceptions.

Share Option

On May 20, 2024, we granted an option to purchase 50,000 Class B Common Shares to Alberto Libanori, a director of our Company. The options are exercisable at $2.00 per share and expire seven (7) years from the date of grant. The option vests over a three-year period at a rate of 1/3 of the shares per year on each yearly anniversary of the grant date.

We valued the share option at $50,000 using the Black-Scholes option pricing model and are recording a general and administrative expense ratably over the three-year vesting period. For the six months ended December 31, 2024, we recorded an expense of $8,333. The range of assumptions used in determining the fair value of the share option was as follows:

Expected term in years	7 years
Risk-free interest rate	4.44%
Annual expected volatility	300.0%
Dividend yield	0.00%

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the option grant.

Volatility: We estimate the expected volatility of the stock price based on the corresponding volatility of our historical stock price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Remaining term: The remaining term is based on the remaining contractual obligation of the share option.

Activity related to the share option for the six months ended December 31, 2024 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, June 30, 2024	50,000	$2.00
Activity during the six months ended December 31, 2024	—	—
Outstanding, December 31, 2024	50,000	2.00
Exercisable, end of period	—	$—	6.4	$0

Warrants

In connection with the sales of Class B Common Shares during the six months ended December 31, 2023, we issued Boustead 5-year warrants to purchase a total of 71,750 Class B common shares which is equal to seven percent (7%) of the transaction share amounts (including the 125,000 which were “to be issued” shares as of June 30, 2023). In addition, we issued certain private placement investors 3-year warrants to purchase a total of 1,250,000 Class B common shares. All warrants are immediately exercisable at $1.00 per share. We valued the warrants issued during the six months ended December 31, 2023 using the Black-Scholes option pricing model at a value of $1,321,750. The assumptions used in determining the fair value of the warrants were as follows:

Expected term in years	3 to 5 years
Risk-free interest rate	4.00% to 4.44%
Annual expected volatility	300.0%
Dividend yield	0.00%

Activity related to the warrants for the six months ended December 31, 2024 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, June 30, 2024	1,363,750	$1.00
Activity during the six months ended December 31, 2024	—	$—
Outstanding, December 31, 2024	1,363,750	$1.00
Exercisable, end of period	1,363,750	$1.00	1.7	$0

Equity Incentive Plan

In February 2023, we adopted the 2023 Equity Incentive Plan under which 2,000,000 Class B Common Shares are reserved for issuance of grants, awards and options. There are 1,775,000 shares available to be issued as of December 31, 2024.